Earnings Per Share (Details) - shares shares in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Earnings Per Share
Antidilutive potential common shares excluded in computation of diluted loss per share											700
Denominator for basic earnings per share (in shares)	98,100	97,500	97,000	96,300	98,000	99,300	100,400	104,800	97,226	100,618	111,875
Potential common shares (in shares)									1,500	1,300
Denominator for diluted earnings per share (in shares)	99,700	99,000	98,300	97,600	99,700	100,800	101,800	105,500	98,657	101,942	111,875